SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUSES FOR EACH OF THE LISTED FUNDS

Xtrackers High Yield Corporate Bond - Interest Rate Hedged ETF (HYIH)
Xtrackers Investment Grade Bond - Interest Rate Hedged ETF (IGIH)
Xtrackers Emerging Markets Bond - Interest Rate Hedged ETF (EMIH)
Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)
For Xtrackers High Yield Corporate Bond - Interest Rate Hedged ETF and Xtrackers Investment Grade Bond - Interest Rate Hedged ETF, the following replaces similar disclosure under the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary prospectuses and within the summary section and the “FUND DETAILS” section of the funds’ prospectus:
Under normal circumstances, the Underlying Index is reconstituted and rebalanced (including a reset of the interest rate hedge) on a monthly basis. The fund reconstitutes and rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution and rebalance schedule will result in corresponding changes to the fund’s reconstitution and rebalance schedule.
For Xtrackers Emerging Markets Bond - Interest Rate Hedged ETF, the following replaces similar disclosure under the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary prospectus and within the summary section and the “FUND DETAILS” section of the fund’s prospectus:
Under normal circumstances, the Underlying Index is reconstituted and rebalanced (including a reset of the interest rate hedge) on a quarterly basis. The fund reconstitutes and rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution and rebalance schedule will result in corresponding changes to the fund’s reconstitution and rebalance schedule.
For Xtrackers Municipal Infrastructure Revenue Bond ETF, the following replaces similar disclosure under the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary prospectus and within the summary section and the “FUND DETAILS” section of the fund’s prospectus:
Under normal circumstances, the Underlying Index is reconstituted and rebalanced on a monthly basis. The fund reconstitutes and rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution and rebalance schedule will result in corresponding changes to the fund’s reconstitution and rebalance schedule.
For Xtrackers High Yield Corporate Bond - Interest Rate Hedged ETF, Xtrackers Investment Grade Bond - Interest Rate Hedged ETF, Xtrackers Emerging Markets Bond - Interest Rate Hedged ETF, and Xtrackers Municipal Infrastructure Revenue Bond ETF, the following replaces “Indexing Risk” under the “MAIN RISKS” section of the summary prospectuses and within the summary section and the “FUND DETAILS” section of the funds’ prospectus:
Indexing risk. While the exposure of an index to its component securities is by definition 100%, the fund’s effective exposure to index securities may vary over time. Because an index fund is designed to maintain a high level of exposure to its Underlying Index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns. Market disruptions could cause delays in the Underlying Index’s rebalancing schedule. During any such delay, it is possible that the Underlying Index and, in turn, the fund will deviate from the Underlying Index’s stated methodology and therefore experience returns different than those that would have been achieved under a normal rebalancing schedule.
March 27, 2020
PROSTKR20-07

For Xtrackers High Yield Corporate Bond - Interest Rate Hedged ETF, Xtrackers Investment Grade Bond - Interest Rate Hedged ETF and Xtrackers Emerging Markets Bond - Interest Rate Hedged ETF, the following is added after the last paragraph in the section titled “Additional Information about the Underlying Index” under the sub-heading “Underlying Index Information” in the “PRINCIPAL INVESTMENT STRATEGIES” section within the “FUND DETAILS” section of the funds’ prospectus:
During extraordinary market conditions, the Index Provider may delay any scheduled reconstitution and rebalancing of the Underlying Index. During any such delay it is possible that the Underlying Index will deviate from the Underlying Index’s stated methodology.
For Xtrackers Municipal Infrastructure Revenue Bond ETF, the following is added after the last paragraph in the section titled “Index Description” under the sub-heading “Underlying Index Information” in the “PRINCIPAL INVESTMENT STRATEGIES” section within the “FUND DETAILS” section of the fund’s prospectus:
During extraordinary market conditions, the Index Provider may delay any scheduled reconstitution and rebalancing of the Underlying Index. During any such delay it is possible that the Underlying Index will deviate from the Underlying Index’s stated methodology.
Please Retain This Supplement for Future Reference
March 27, 2020
PROSTKR20-07
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